Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jan. 09, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Compliance And Basis of Presentation [Line Items]
Personnel, salary expenses and other employee benefits, description		For purposes of properly distributing the accounting effect of personnel from Enersis on a stand-alone basis between the Company and Enel Américas, the Enersis’ management defined as a criterion to identify those personnel whose main activities were related 100% to the operations based in Chile under Enersis. This group of employees was assigned to the Company. On the other hand, management also identified those employees whose main activities related 100% to foreign operations. This group of employees was assigned to Enel Américas.
Dividends receivable and payable, description		The criterion defined by Enersis’ management to allocate to both the Company as well as to Enel Américas a portion of dividends receivable accounts from Enersis stand-alone as of the date of the Spin-Off, was based mainly on identifying the origin of each one of those dividends. If the dividends come directly from a Chilean subsidiary, these dividends were allocated 100% to the Company.
Estimation of initial application requirements		$ 4,000,000
Decrease in depreciation expense		$ 11,023,983
Proceeds from sale of investments in subsidiary			$ 3,003	$ 25,000,000
Decrease in current assets due to sale of subsidiary	$ 871,022
Decrease in non-current assets due to sale of subsidiary	7,107,941
Decrease in current liability due to sale of subsidiary	3,698,444
Decrease in non-current liability due to sale of subsidiary	1,789,703
Maximum proportion of ownership(in percentage)required to classify entity as associate		20.00%
Top of Range [Member]
Statement of Compliance And Basis of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period		1 year
Centrales Hidroelectricas de Aysen S.A. [Member]
Statement of Compliance And Basis of Presentation [Line Items]
Percentage of ownership interest in joint venture		More than a 50%
Enel Americas S.A. [Member]
Statement of Compliance And Basis of Presentation [Line Items]
Percentage of financial debt of Enersis allocated to Enel Americas and not included in combined financial statements		100.00%
Percentage of debt transferred		100.00%
Enel Generación Chile S.A. [Member] | Sociedad Concesionaria Tunel El Melon S. A. [Member]
Statement of Compliance And Basis of Presentation [Line Items]
Proceeds from sale of investments in subsidiary	$ 25,000,000